accounting policy developments - Impacts of application of IFRS 9 on carrying amount of portfolio investments (Details) - Financial assets at fair value - CAD ($) $ in Millions	Dec. 31, 2017	Jan. 01, 2017
Disclosure of initial application of standards or interpretations
Assets	$ 41	$ 62
As previously reported
Disclosure of initial application of standards or interpretations
Assets	41	62
IFRS 9 effects
Disclosure of initial application of standards or interpretations
Portfolio investments accounted for at fair value through net income that have been adjusted to retained earnings from accumulated other comprehensive income	4	3
Income tax on portfolio investments accounted for at fair value adjusted to retained earnings	1	1
Available-for-sale financial assets | As previously reported
Disclosure of initial application of standards or interpretations
Assets	41	62
Available-for-sale financial assets | IFRS 9 effects
Disclosure of initial application of standards or interpretations
Assets	(41)	(62)
Fair value through net income
Disclosure of initial application of standards or interpretations
Assets	20	41
Fair value through net income | IFRS 9 effects
Disclosure of initial application of standards or interpretations
Assets	20	41
Fair value through other comprehensive income
Disclosure of initial application of standards or interpretations
Assets	21	21
Fair value through other comprehensive income | IFRS 9 effects
Disclosure of initial application of standards or interpretations
Assets	$ 21	$ 21